Nuveen Global High Income Fund
Portfolio of Investments March 31, 2023
(Unaudited)
JGH
Nu
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 135.1%   (97.5% of Total Investments)
X 281,015,495 CORPORATE BONDS - 95.3% (68.7% of Total Investments)
X 281,015,495
Air Freight & Logistics - 0.1%
$ 500 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB $ 447,075
Total Air Freight & Logistics 447,075
Airlines - 0.4%
1,100 Allegiant Travel Co, 144A 7.250% 8/15/27 BB+ 1,095,050
Total Airlines 1,095,050
Automobile Components - 3.3%
2,000 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 1,927,500
3,000 Dana Inc 4.250% 9/01/30 BB+ 2,404,518
3,000 Goodyear Tire & Rubber Co/The 5.250% 4/30/31 BB- 2,636,865
3,000 IHO Verwaltungs GmbH, 144A , (cash 6.375%, PIK
7.125%)
6.375% 5/15/29 Ba2 2,642,784
Total Automobile Components 9,611,667
Automobiles - 1.0%
1,200 Ford Motor Credit Co LLC 7.350% 11/04/27 BB+ 1,236,012
1,810 Ford Motor Credit Co LLC 7.350% 3/06/30 BB+ 1,859,775
Total Automobiles 3,095,787
Banks - 1.4%
875 Access Bank PLC, 144A 6.125% 9/21/26 B- 694,575
1,000 Akbank TAS, 144A 6.800% 2/06/26 B3 965,400
1,250 Grupo Aval Ltd, 144A 4.375% 2/04/30 BB+ 966,937
1,525 Turkiye Vakiflar Bankasi TAO, 144A 5.500% 10/01/26 B- 1,363,707
Total Banks 3,990,619
Beverages - 2.0%
3,500 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 3,054,068
3,425 Triton Water Holdings Inc, 144A 6.250% 4/01/29 CCC+ 2,719,655
Total Beverages 5,773,723
Biotechnology - 0.2%
1,500 Emergent BioSolutions Inc, 144A 3.875% 8/15/28 B 732,060
Total Biotechnology 732,060
Building Products - 0.2%
625 Cemex SAB de CV, 144A 5.125% 9/08/71 BB- 559,656
Total Building Products 559,656
Capital Markets - 3.4%
135 AG TTMT Escrow Issuer LLC, 144A 8.625% 9/30/27 B2 135,879
2,000 Compass Group Diversified Holdings LLC, 144A 5.000% 1/15/32 B+ 1,618,639
600 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 528,249
2,000 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 1,562,984
1,275 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 BB 1,196,345
1,550 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 BB 1,333,000
1,900 LPL Holdings Inc, 144A 4.375% 5/15/31 Baa3 1,679,809
1,000 NFP Corp, 144A 7.500% 10/01/30 B1 966,230
1,250 NFP Corp, 144A 6.875% 8/15/28 CCC+ 1,072,675
Total Capital Markets 10,093,810

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JGH
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Chemicals - 3.4%
$ 905 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB $ 723,145
495 Avient Corp, 144A 7.125% 8/01/30 BB- 510,469
1,000 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
11.000% 4/15/25 B- 1,029,574
1,905 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 1,581,607
600 OCP SA, 144A 5.125% 6/23/51 BB+ 435,624
1,160 Olympus Water US Holding Corp, 144A 6.250% 10/01/29 CCC+ 858,639
960 Olympus Water US Holding Corp, 144A 4.250% 10/01/28 B2 794,275
1,500 Sasol Financing USA LLC 5.500% 3/18/31 BB+ 1,253,443
2,000 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.125% 4/01/29 B2 1,229,200
1,600 Tronox Inc, 144A 4.625% 3/15/29 BB- 1,339,840
380 WR Grace Holdings LLC, 144A 4.875% 6/15/27 BB+ 366,286
Total Chemicals 10,122,102
Commercial Services & Supplies - 2.7%
1,275 ADT Security Corp/The, 144A 4.875% 7/15/32 BB- 1,124,920
1,750 ADT Security Corp/The, 144A 4.125% 8/01/29 BB- 1,560,633
2,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp/Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 B 1,692,500
500 Covanta Holding Corp, 144A 4.875% 12/01/29 B 444,870
1,500 Garda World Security Corp, 144A 4.625% 2/15/27 BB+ 1,346,477
1,100 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
6.250% 1/15/28 B- 1,028,500
645 Ritchie Bros Auctioneers Inc, 144A 7.750% 3/15/31 BB- 675,973
Total Commercial Services & Supplies 7,873,873
Communications Equipment - 0.6%
2,000 Viasat Inc, 144A 5.625% 9/15/25 BB- 1,896,120
Total Communications Equipment 1,896,120
Construction Materials - 0.9%
900 Cemex SAB de CV, 144A 7.375% 6/05/27 BB+ 931,185
750 Cemex SAB de CV, 144A 3.875% 7/11/31 BB+ 624,835
925 Cemex SAB de CV, 144A 9.125% 12/30/49 BB- 926,344
214 Volcan Cia Minera SAA, 144A 4.375% 2/11/26 BB 177,107
Total Construction Materials 2,659,471
Containers & Packaging - 1.6%
900 Ardagh Metal Packaging Finance USA LLC / Ardagh
Metal Packaging Finance PLC, 144A
4.000% 9/01/29 B+ 704,250
1,400 LABL Inc, 144A 5.875% 11/01/28 B2 1,243,992
1,000 LABL Inc, 144A 8.250% 11/01/29 CCC+ 852,725
1,070 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 B 1,070,000
945 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 826,102
Total Containers & Packaging 4,697,069
Diversified Financial Services - 0.2%
815 Mexico Remittances Funding Fiduciary Estate
Management Sarl, 144A
4.875% 1/15/28 BB+ 729,425
Total Diversified Financial Services 729,425
Diversified Telecommunication Services - 3.5%
1,830 Altice France SA/France, 144A 5.500% 10/15/29 B 1,399,321
1,000 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B1 804,730
1,500 Frontier Communications Holdings LLC, 144A 8.625% 3/15/31 BB+ 1,468,800
1,905 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 1,448,838
1,155 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 1,100,738

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Diversified Telecommunication Services (continued)
$ 2,375 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- $ 2,253,376
2,000 Telecom Italia Capital SA 7.200% 7/18/36 BB- 1,809,460
Total Diversified Telecommunication Services 10,285,263
Electric Utilities - 0.9%
750 AES Andres BV, 144A 5.700% 5/04/28 BB- 658,125
800 Electricidad Firme de Mexico Holdings SA de CV, 144A 4.900% 11/20/26 Ba2 698,544
1,400 Eskom Holdings SOC Ltd, 144A 6.350% 8/10/28 Ba2 1,321,320
750 NPC Ukrenergo, 144A 6.875% 11/09/28 Ca 118,740
Total Electric Utilities 2,796,729
Electronic Equipment, Instruments & Components - 0.9%
3,125 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 2,795,594
Total Electronic Equipment, Instruments & Components 2,795,594
Energy Equipment & Services - 1.3%
1,200 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 B+ 1,177,500
1,625 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 1,560,000
445 Transocean Inc, 144A 8.750% 2/15/30 B2 453,900
500 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 B2 514,535
Total Energy Equipment & Services 3,705,935
Entertainment - 0.5%
1,070 Cinemark USA Inc, 144A 8.750% 5/01/25 BB+ 1,092,385
530 Univision Communications Inc, 144A 7.375% 6/30/30 B+ 501,083
Total Entertainment 1,593,468
Equity Real Estate Investment Trusts (REITs) - 0.4%
1,080 Uniti Group LP / Uniti Group Finance Inc / CSL Capital
LLC, 144A
10.500% 2/15/28 BB+ 1,047,600
Total Equity Real Estate Investment Trusts (REITs) 1,047,600
Financial Services - 0.4%
1,125 Genesis Energy LP / Genesis Energy Finance Corp 7.750% 2/01/28 B 1,090,765
Total Financial Services 1,090,765
Food & Staples Retailing - 0.5%
750 BRF SA, 144A 5.750% 9/21/50 BB 499,696
1,065 Performance Food Group Inc, 144A 4.250% 8/01/29 BB- 956,340
Total Food & Staples Retailing 1,456,036
Gas Utilities - 2.0%
4,425 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 3,783,375
250 Suburban Propane Partners LP/Suburban Energy
Finance Corp, 144A
5.000% 6/01/31 BB- 218,437
2,250 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 2,008,952
Total Gas Utilities 6,010,764
Ground Transportation - 0.6%
1,750 Transnet SOC Ltd, 144A 8.250% 2/06/28 BB- 1,741,110
Total Ground Transportation 1,741,110
Health Care Equipment & Supplies - 0.4%
1,495 Embecta Corp, 144A 5.000% 2/15/30 Ba3 1,285,820
Total Health Care Equipment & Supplies 1,285,820

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JGH
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Health Care Providers & Services - 2.1%
$ 450 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 BB- $ 395,046
460 DaVita Inc, 144A 3.750% 2/15/31 B+ 362,825
2,400 Tenet Healthcare Corp 4.375% 1/15/30 BB- 2,154,000
3,500 Tenet Healthcare Corp 6.125% 10/01/28 B+ 3,354,470
Total Health Care Providers & Services 6,266,341
Hotel & Resort REITs - 0.3%
880 XHR LP, 144A 4.875% 6/01/29 B+ 746,317
Total Hotel & Resort REITs 746,317
Hotels, Restaurants & Leisure - 4.1%
725 Arcos Dorados BV, 144A 6.125% 5/27/29 BB+ 693,006
1,050 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 1,014,132
1,980 Cinemark USA Inc, 144A 5.250% 7/15/28 B 1,712,700
835 Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc, 144A
4.625% 1/15/29 B 732,879
400 Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc, 144A
6.750% 7/15/30 CCC+ 329,092
830 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 737,194
1,400 International Game Technology PLC, 144A 5.250% 1/15/29 BBB- 1,340,500
1,700 Life Time Inc, 144A 5.750% 1/15/26 B+ 1,651,422
1,175 MGM China Holdings Ltd, 144A 5.875% 5/15/26 B+ 1,106,028
925 NCL Corp Ltd, 144A 8.375% 2/01/28 BB- 928,170
1,000 NCL Corp Ltd, 144A 5.875% 3/15/26 B- 851,080
1,000 Wynn Macau Ltd, 144A 5.500% 10/01/27 B+ 872,560
Total Hotels, Restaurants & Leisure 11,968,763
Independent Power and Renewable Electricity Producers - 1.5%
2,815 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ 2,526,462
1,000 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- 600,439
825 Investment Energy Resources Ltd, 144A 6.250% 4/26/29 BB 763,707
628 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 BB 471,052
Total Independent Power and Renewable Electricity Producers 4,361,660
Insurance - 3.9%
2,475 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 B 2,109,937
2,125 Acrisure LLC / Acrisure Finance Inc, 144A 10.125% 8/01/26 CCC+ 2,113,117
100 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 89,569
520 AmWINS Group Inc, 144A 4.875% 6/30/29 B- 460,200
4,200 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 3,552,064
1,000 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 937,500
1,500 GTCR AP Finance Inc, 144A 8.000% 5/15/27 N/R 1,431,441
1,000 SBL Holdings Inc, 144A 6.500% 12/30/49 BB 705,000
Total Insurance 11,398,828
Interactive Media & Services - 0.6%
1,000 Getty Images Inc, 144A 9.750% 3/01/27 B 998,750
1,225 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B- 637,074
Total Interactive Media & Services 1,635,824
Internet & Direct Marketing Retail - 0.0%
650 B2W Digital Lux Sarl, 144A (3) 4.375% 12/20/30 C 130,351
Total Internet & Direct Marketing Retail 130,351

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
IT Services - 4.2%
$ 4,200 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ $ 3,478,196
2,225 CA Magnum Holdings, 144A 5.375% 10/31/26 BB- 1,948,442
5,000 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 4,750,900
3,000 Virtusa Corp, 144A 7.125% 12/15/28 CCC+ 2,357,142
Total IT Services 12,534,680
Machinery - 1.2%
1,060 Chart Industries Inc, 144A 9.500% 1/01/31 B 1,118,300
2,450 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 2,318,312
Total Machinery 3,436,612
Media - 5.3%
100 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 8/15/30 BB+ 84,500
1,250 CSC Holdings LLC, 144A 5.375% 2/01/28 B1 1,024,077
2,285 Directv Financing LLC / Directv Financing Co-Obligor
Inc, 144A
5.875% 8/15/27 BBB- 2,069,525
2,550 DISH DBS Corp 5.125% 6/01/29 B 1,357,875
1,750 DISH Network Corp, 144A 11.750% 11/15/27 Ba3 1,697,500
1,545 Gray Escrow Inc, 144A 5.375% 11/15/31 BB- 1,025,880
1,325 Gray Television Inc, 144A 4.750% 10/15/30 BB- 879,369
1,275 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 1,074,538
2,500 UPC Broadband Finco BV, 144A 4.875% 7/15/31 BB+ 2,161,825
925 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 BB+ 861,399
4,000 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 3,262,860
Total Media 15,499,348
Metals & Mining - 5.7%
3,000 AngloGold Ashanti Holdings PLC 6.500% 4/15/40 Baa3 2,928,609
700 Cia de Minas Buenaventura SAA, 144A 5.500% 7/23/26 BB- 597,152
875 Constellium SE, 144A 3.750% 4/15/29 B+ 757,934
875 First Quantum Minerals Ltd, 144A 6.875% 3/01/26 B+ 848,756
3,000 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 2,874,402
1,300 Gold Fields Orogen Holdings BVI Ltd, 144A 6.125% 5/15/29 BBB- 1,313,426
1,580 Mineral Resources Ltd, 144A 8.000% 11/01/27 BB 1,624,983
2,070 Mineral Resources Ltd, 144A 8.500% 5/01/30 BB 2,124,389
4,270 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 3,717,713
Total Metals & Mining 16,787,364
Multiline Retail - 0.5%
2,000 Kohl's Corp 3.625% 5/01/31 BBB- 1,349,920
Total Multiline Retail 1,349,920
Oil, Gas & Consumable Fuels - 14.8%
1,335 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.375% 6/15/29 BB 1,256,423
1,430 Callon Petroleum Co, 144A 7.500% 6/15/30 B+ 1,344,200
625 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 594,804
1,900 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
5.625% 5/01/27 BB 1,830,479
1,000 Ecopetrol SA 8.875% 1/13/33 Baa3 1,012,250
625 Ecopetrol SA 6.875% 4/29/30 Baa3 576,119
1,000 Ecopetrol SA 5.875% 11/02/51 Baa3 676,250
2,351 Energean Israel Finance Ltd, 144A , Reg S 5.875% 3/30/31 BB- 2,056,716
200 EnLink Midstream LLC, 144A 5.625% 1/15/28 BBB- 196,000
525 EQM Midstream Partners LP, 144A 4.750% 1/15/31 BB 435,750
275 EQM Midstream Partners LP, 144A 7.500% 6/01/27 BB 276,094
425 EQM Midstream Partners LP, 144A 4.500% 1/15/29 BB 361,250
4,500 EQM Midstream Partners LP 6.500% 7/15/48 BB 3,477,285

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JGH
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels (continued)
$ 335 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB $ 324,531
500 Genesis Energy LP / Genesis Energy Finance Corp 6.500% 10/01/25 B 484,324
500 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 BB+ 460,369
1,305 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 4/15/30 BB+ 1,203,014
1,305 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 4/15/32 BB+ 1,207,125
525 Kosmos Energy Ltd, 144A 7.750% 5/01/27 B+ 440,874
1,500 Leviathan Bond Ltd, 144A , Reg S 6.500% 6/30/27 BB 1,438,820
500 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 B+ 442,494
1,000 Medco Oak Tree Pte Ltd, 144A 7.375% 5/14/26 B+ 952,493
4,000 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 3,852,940
700 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B 675,418
1,325 Parkland Corp, 144A 4.500% 10/01/29 BB 1,177,316
1,890 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 1,680,210
980 Petrobras Global Finance BV 6.900% 3/19/49 Ba1 880,982
4,671 Petroleos Mexicanos 6.700% 2/16/32 BBB 3,718,174
1,000 Petroleos Mexicanos, 144A 10.000% 2/07/33 BBB 958,544
619 Saka Energi Indonesia PT, 144A 4.450% 5/05/24 B+ 589,980
1,000 SierraCol Energy Andina LLC, 144A 6.000% 6/15/28 B1 770,675
2,000 SM Energy Co 5.625% 6/01/25 BB- 1,939,192
1,000 SM Energy Co 6.750% 9/15/26 BB- 980,660
475 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB+ 435,965
1,410 Sunoco LP / Sunoco Finance Corp 4.500% 4/30/30 BB+ 1,275,162
1,180 Tullow Oil PLC, 144A 10.250% 5/15/26 B- 909,780
3,000 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 9/01/27 BB- 2,866,740
Total Oil, Gas & Consumable Fuels 43,759,402
Passenger Airlines - 0.5%
1,710 Grupo Aeromexico SAB de CV, 144A 8.500% 3/17/27 B 1,503,342
Total Passenger Airlines 1,503,342
Personal Care Products - 0.4%
1,175 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A
5.000% 12/31/26 B2 1,074,562
Total Personal Care Products 1,074,562
Personal Products - 1.9%
3,000 Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC, 144A
4.750% 1/15/29 BB 2,801,215
3,325 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A
7.000% 12/31/27 CCC 2,901,062
Total Personal Products 5,702,277
Pharmaceuticals - 2.5%
2,740 Bausch Health Cos Inc, 144A 4.875% 6/01/28 B 1,616,600
2,650 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- 2,352,253
1,000 Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/31 Ba2 1,049,701
1,800 Teva Pharmaceutical Finance Netherlands III BV 6.750% 3/01/28 Ba2 1,800,198
495 Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/09/29 Ba2 448,327
Total Pharmaceuticals 7,267,079
Professional Services - 0.6%
2,225 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 B+ 1,768,987
Total Professional Services 1,768,987

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Real Estate Management & Development - 1.4%
$ 1,125 Kennedy-Wilson Inc 4.750% 3/01/29 BB- $ 894,375
2,175 Kennedy-Wilson Inc 5.000% 3/01/31 BB- 1,596,003
2,310 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.250% 4/15/30 B 1,683,713
Total Real Estate Management & Development 4,174,091
Road & Rail - 0.4%
1,340 First Student Bidco Inc / First Transit Parent Inc, 144A 4.000% 7/31/29 BB+ 1,165,531
Total Road & Rail 1,165,531
Software - 0.6%
2,000 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 1,676,989
Total Software 1,676,989
Specialty Retail - 3.8%
1,035 Asbury Automotive Group Inc, 144A 4.625% 11/15/29 BB 926,325
2,605 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 2,281,993
950 Builders FirstSource Inc, 144A 6.375% 6/15/32 Ba2 953,390
945 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 790,587
3,900 Michaels Cos Inc/The, 144A 7.875% 5/01/29 Caa1 2,730,000
750 Michaels Cos Inc/The, 144A 5.250% 5/01/28 B1 625,084
1,000 Staples Inc, 144A 10.750% 4/15/27 CCC+ 725,000
2,500 Staples Inc, 144A 7.500% 4/15/26 B 2,190,325
Total Specialty Retail 11,222,704
Textiles, Apparel & Luxury Goods - 0.6%
1,080 Hanesbrands Inc, 144A 9.000% 2/15/31 BB- 1,105,650
725 Wolverine World Wide Inc, 144A 4.000% 8/15/29 B+ 589,113
Total Textiles, Apparel & Luxury Goods 1,694,763
Trading Companies & Distributors - 2.2%
2,090 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ 1,860,187
5,470 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 4,723,719
Total Trading Companies & Distributors 6,583,906
Transportation Infrastructure - 0.3%
1,000 Aeropuertos Dominicanos Siglo XXI SA, 144A 6.750% 3/30/29 BB 980,000
Total Transportation Infrastructure 980,000
Wireless Telecommunication Services - 3.1%
1,550 C&W Senior Financing DAC, 144A 6.875% 9/15/27 BB- 1,386,589
1,100 Connect Finco SARL / Connect US Finco LLC, 144A 6.750% 10/01/26 B+ 1,034,000
725 CT Trust, 144A 5.125% 2/03/32 Ba1 606,521
1,500 Liberty Costa Rica Senior Secured Finance, 144A 10.875% 1/15/31 B+ 1,409,624
900 Millicom International Cellular SA2028 2028, 144A 5.125% 1/15/28 BB+ 804,042
250 Millicom International Cellular SA, 144A 4.500% 4/27/31 BB+ 200,787
1,375 Sitios Latinoamerica SAB de CV, 144A 5.375% 4/04/32 Baa3 1,228,906
2,880 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 2,468,794
Total Wireless Telecommunication Services 9,139,263
Total Corporate Bonds (cost $320,165,436) 281,015,495

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JGH
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 44,748,036 SOVEREIGN DEBT - 15.2% (11.0% of Total Investments)
X 44,748,036
Angola - 1.1%
$ 1,500 Angolan Government International Bond , 144A 8.250% 5/09/28 B3 $ 1,324,725
1,050 Angolan Government International Bond , 144A 8.750% 4/14/32 B- 885,938
900 Angolan Government International Bond , 144A 8.000% 11/26/29 B- 770,310
Total Angola 2,980,973
Colombia - 1.6%
1,400 Colombia Government International Bond 3.125% 4/15/31 Baa2 1,066,526
1,320 Colombia Government International Bond 7.500% 2/02/34 Baa2 1,295,379
3,175 Colombia Government International Bond 3.250% 4/22/32 Baa2 2,360,220
Total Colombia 4,722,125
Cote d'Ivoire - 0.6%
1,791 Ivory Coast Government International Bond , 144A 5.750% 12/31/32 BB- 1,667,325
Total Cote d'Ivoire 1,667,325
Dominican Republic - 1.2%
1,500 Dominican Republic International Bond , 144A 4.875% 9/23/32 BB 1,271,825
650 Dominican Republic International Bond , 144A 5.500% 2/22/29 BB 611,376
1,000 Dominican Republic International Bond , 144A 4.500% 1/30/30 BB 869,483
1,175 Dominican Republic International Bond , 144A 5.300% 1/21/41 BB 914,422
Total Dominican Republic 3,667,106
Ecuador - 0.3%
1,768 Ecuador Government International Bond , 144A 5.000% 7/31/30 B- 821,607
371 Ecuador Government International Bond , 144A 1.000% 7/31/35 B- 123,432
80 Ecuador Government International Bond , 144A 0.000% 7/31/30 B- 23,988
Total Ecuador 969,027
Egypt - 1.2%
1,300 Egypt Government International Bond , 144A 5.875% 6/11/25 B+ 1,060,137
1,700 Egypt Government International Bond , 144A 7.600% 3/01/29 B+ 1,181,996
2,300 Egypt Government International Bond , 144A 7.053% 1/15/32 B+ 1,431,750
Total Egypt 3,673,883
El Salvador - 0.2%
925 El Salvador Government International Bond , 144A 8.625% 2/28/29 CCC+ 490,636
Total El Salvador 490,636
Ghana - 0.4%
3,325 Ghana Government International Bond , 144A 8.125% 3/26/32 CC 1,149,120
Total Ghana 1,149,120
Guatemala - 0.3%
1,000 Guatemala Government Bond , 144A 6.125% 6/01/50 Ba1 944,573
Total Guatemala 944,573
Honduras - 0.2%
725 Honduras Government International Bond , 144A 6.250% 1/19/27 BB- 645,010
Total Honduras 645,010
Hungary - 0.5%
1,425 Hungary Government International Bond , 144A 6.125% 5/22/28 Baa2 1,459,941
Total Hungary 1,459,941
Iraq - 0.6%
1,938 Iraq International Bond , 144A 5.800% 1/15/28 N/R 1,801,565
Total Iraq 1,801,565

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Jordan - 0.7%
$ 825 Jordan Government International Bond , 144A 5.850% 7/07/30 BB- $ 733,260
500 Jordan Government International Bond , 144A 6.125% 1/29/26 BB- 489,395
500 Jordan Government International Bond , 144A 7.750% 1/15/28 BB- 506,975
Total Jordan 1,729,630
Kenya - 0.8%
825 Republic of Kenya Government International Bond ,
144A
6.300% 1/23/34 B 579,562
2,000 Republic of Kenya Government International Bond ,
144A
7.000% 5/22/27 B 1,689,460
Total Kenya 2,269,022
Mongolia - 0.4%
675 Mongolia Government International Bond , 144A 4.450% 7/07/31 B 498,933
500 Mongolia Government International Bond , 144A 8.650% 1/19/28 B 490,000
Total Mongolia 988,933
Morocco - 0.3%
425 Morocco Government International Bond , 144A 5.950% 3/08/28 BB+ 434,235
530 Morocco Government International Bond , 144A 6.500% 9/08/33 BB+ 546,148
Total Morocco 980,383
Nigeria - 0.7%
1,425 Nigeria Government International Bond , 144A 7.875% 2/16/32 B- 1,072,255
1,200 Nigeria Government International Bond , 144A 6.125% 9/28/28 B- 932,736
Total Nigeria 2,004,991
Oman - 0.9%
1,000 Oman Government International Bond , 144A 6.000% 8/01/29 BB 1,004,094
1,000 Oman Government International Bond , 144A 4.750% 6/15/26 BB 976,290
800 Oman Government International Bond , 144A 6.750% 10/28/27 BB 835,005
Total Oman 2,815,389
Pakistan - 0.1%
1,000 Pakistan Government International Bond , 144A 6.000% 4/08/26 Caa3 362,500
Total Pakistan 362,500
Paraguay - 0.2%
600 Paraguay Government International Bond , 144A 3.849% 6/28/33 Ba1 526,352
Total Paraguay 526,352
Republic of Serbia - 0.5%
1,375 Serbia International Bond , 144A 6.500% 9/26/33 BB+ 1,364,984
Total Republic of Serbia 1,364,984
Rwanda - 0.6%
2,450 Rwanda International Government Bond , 144A 5.500% 8/09/31 B+ 1,755,474
Total Rwanda 1,755,474
Senegal - 0.4%
1,500 Senegal Government International Bond , 144A 6.250% 5/23/33 Ba3 1,195,050
Total Senegal 1,195,050
South Africa - 0.6%
1,065 Republic of South Africa Government International Bond 5.875% 4/20/32 Ba2 966,530
1,400 Republic of South Africa Government International Bond 5.000% 10/12/46 Ba2 966,532
Total South Africa 1,933,062
Turkey - 0.8%
1,500 Turkey Government International Bond 6.500% 9/20/33 B 1,278,030
1,250 Turkey Government International Bond 5.875% 6/26/31 B 1,039,063
Total Turkey 2,317,093

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JGH
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Ukraine - 0.0%
$ 500 Ukraine Government International Bond , 144A 6.876% 5/21/31 CCC+ $ 85,564
750 Ukraine Government International Bond , 144A 7.253% 3/15/35 CCC+ 127,500
675 Ukraine Government International Bond , 144A 7.750% 9/01/27 CCC+ 120,825
Total Ukraine 333,889
Total Sovereign Debt (cost $56,566,026) 44,748,036
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 26,961,194 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 9.1% (6.6% of Total Investments)
X 26,961,194
Automobiles - 0.4%
$ 1,473 General Motors Financial Co Inc 5.750% N/A (4) BB+ $ 1,192,003
Total Automobiles 1,192,003
Banks - 0.7%
1,000 Citigroup Inc 5.000% N/A (4) BBB- 935,000
1,000 NBK Tier 1 Ltd, 144A 3.625% N/A (4) Baa3 851,846
475 Turkiye Garanti Bankasi AS, 144A 7.177% 5/24/27 Caa2 445,531
Total Banks 2,232,377
Communications Equipment - 0.4%
1,500 Vodafone Group PLC 4.125% 6/04/81 BB+ 1,183,755
Total Communications Equipment 1,183,755
Consumer Finance - 0.4%
1,500 Ally Financial Inc 4.700% N/A (4) Ba2 1,076,250
Total Consumer Finance 1,076,250
Electric Utilities - 2.1%
2,000 Edison International 5.375% N/A (4) BB+ 1,768,662
1,000 Emera Inc 6.750% 6/15/76 BB+ 931,784
2,000 Enel SpA, 144A 8.750% 9/24/73 BBB- 1,984,058
1,500 NRG Energy Inc, 144A 10.250% N/A (4) Ba3 1,433,415
Total Electric Utilities 6,117,919
Food Products - 0.7%
1,500 Land O' Lakes Inc, 144A 8.000% N/A (4) BB 1,372,500
1,000 Land O' Lakes Inc, 144A 7.000% N/A (4) BB 850,000
Total Food Products 2,222,500
Independent Power and Renewable Electricity Producers - 0.6%
2,000 Vistra Corp, 144A 7.000% N/A (4) Ba3 1,760,000
Total Independent Power and Renewable Electricity Producers 1,760,000
Insurance - 1.1%
1,750 Assurant Inc 7.000% 3/27/48 Baa3 1,634,907
1,765 Enstar Finance LLC 5.750% 9/01/40 BBB- 1,508,740
Total Insurance 3,143,647
Media - 0.5%
1,750 Paramount Global 6.375% 3/30/62 Baa3 1,386,875
Total Media 1,386,875
Multi-Utilities - 0.4%
1,500 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 1,200,000
Total Multi-Utilities 1,200,000

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels - 0.6%
$ 1,900 Energy Transfer LP 6.500% N/A (4) BB $ 1,672,000
Total Oil, Gas & Consumable Fuels 1,672,000
Trading Companies & Distributors - 0.8%
1,000 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 Baa3 945,160
1,750 AerCap Holdings NV 5.875% 10/10/79 BB+ 1,593,708
Total Trading Companies & Distributors 2,538,868
Wireless Telecommunication Services - 0.4%
1,300 Network i2i Ltd, 144A 5.650% N/A (4) BB 1,235,000
Total Wireless Telecommunication Services 1,235,000
Total $1,000 Par (or similar) Institutional Preferred (cost $30,507,516) 26,961,194
Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
X 26,672,312 VARIABLE RATE SENIOR LOAN INTERESTS - 9.0% (6.5% of Total Investments) (5)
X 26,672,312
Auto Components - 0.4%
$ 1,081 Autokiniton US Holdings,
Inc., Term Loan B
9.422% 1-Month LIBOR 4.500% 4/06/28 B $ 1,052,380
Total Auto Components 1,052,380
Beverages - 0.9%
873 Sunshine Investments B.V.,
Term Loan
9.011% SOFR90A 4.250% 5/05/29 B+ 862,265
1,965 Triton Water Holdings, Inc,
Term Loan
8.659% 3-Month LIBOR 3.500% 3/31/28 B 1,771,578
Total Beverages 2,633,843
Building Products - 0.3%
1,000 CHI Doors Holdings Corp,
Term Loan, First Lien(WI/DD)
TBD TBD TBD TBD B 995,000
Total Building Products 995,000
Capital Markets - 0.0%
30 Astra Acquisition Corp.,
Term Loan, First Lien
10.090% 1-Month LIBOR 5.250% 10/22/28 BB- 26,120
Total Capital Markets 26,120
Chemicals - 0.1%
281 W.R. Grace & Co.-Conn.,
Term Loan B
8.938% 3-Month LIBOR 3.750% 9/22/28 BB+ 279,971
Total Chemicals 279,971
Communications Equipment - 0.3%
829 Maxar Technologies Ltd.,
Term Loan B
9.157% SOFR30A 4.250% 6/09/29 B+ 829,558
Total Communications Equipment 829,558
Diversified Consumer Services - 0.9%
3,021 Spin Holdco Inc., Term Loan 8.986% 3-Month LIBOR 4.000% 3/04/28 B- 2,548,583
Total Diversified Consumer Services 2,548,583

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JGH
Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
Health Care Providers & Services - 1.2%
$ 440 Da Vinci Purchaser Corp.,
Term Loan
8.953% 1-Month LIBOR 4.000% 11/26/26 B $ 416,760
753 ICON Luxembourg S.A.R.L.,
Term Loan
7.410% SOFR90A 2.250% 7/01/28 BB+ 752,018
2,824 Onex TSG Intermediate
Corp., Term Loan B
9.688% 3-Month LIBOR 4.750% 2/26/28 B 2,515,384
Total Health Care Providers & Services 3,684,162
Health Care Technology - 0.7%
239 Athenahealth, Inc., Term
Loan (7)
3.500% Unfunded 3.500% 1/27/29 B+ 224,483
1,947 Athenahealth, Inc., Term
Loan B
8.050% SOFR30A 3.500% 1/27/29 B+ 1,827,334
Total Health Care Technology 2,051,817
Hotels, Restaurants & Leisure - 0.2%
644 Life Time Fitness Inc , Term
Loan B
9.590% 3-Month LIBOR 4.750% 12/15/24 B+ 643,959
Total Hotels, Restaurants & Leisure 643,959
Insurance - 0.1%
199 Alliant Holdings
Intermediate, LLC, Term Loan
B4(WI/DD)
TBD TBD TBD TBD B 197,748
Total Insurance 197,748
Life Sciences Tools & Services - 0.1%
190 ICON Luxembourg S.A.R.L.,
Term Loan
7.409% 3-Month LIBOR 2.250% 7/01/28 BB+ 190,168
Total Life Sciences Tools & Services 190,168
Media - 0.1%
405 Formula One Holdings
Limited., Term Loan B
8.057% SOFR30A 3.250% 1/15/30 BB+ 405,676
Total Media 405,676
Passenger Airlines - 1.3%
750 AAdvantage Loyalty IP Ltd.,
Term Loan
9.558% 3-Month LIBOR 4.750% 4/20/28 Ba2 762,709
3,146 Air Canada, Term Loan B 8.369% 3-Month LIBOR 3.500% 8/11/28 Ba2 3,145,250
12 SkyMiles IP Ltd., Term Loan B 8.558% 3-Month LIBOR 3.750% 10/20/27 Baa1 12,203
Total Passenger Airlines 3,920,162
Personal Products - 0.2%
786 Journey Personal Care Corp.,
Term Loan B
9.409% 3-Month LIBOR 4.250% 3/01/28 CCC+ 610,706
Total Personal Products 610,706
Software - 0.6%
1,200 Open Text Corporation,
Term Loan B
8.157% SOFR30A 3.500% 8/25/29 BBB- 1,198,374
468 RealPage, Inc, Term Loan,
First Lien
7.840% 1-Month LIBOR 3.000% 4/22/28 B+ 454,931
Total Software 1,653,305

Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
Specialty Retail - 1.2%
$ 1,466 Great Outdoors Group, LLC,
Term Loan B
9.102% 1-Month LIBOR 4.250% 3/05/28 BB- $ 1,449,929
1,970 PetSmart, Inc., Term Loan B 8.657% SOFR30A 3.750% 2/12/28 BB 1,957,284
221 WOOF Holdings, Inc, Term
Loan, First Lien
8.529% 3-Month LIBOR 3.750% 12/21/27 B2 211,680
Total Specialty Retail 3,618,893
Transportation Infrastructure - 0.2%
597 Brown Group Holding, LLC,
Term Loan B2
8.492% SOFR30A +
SOFR90A
3.750% 6/09/29 B+ 597,531
Total Transportation Infrastructure 597,531
Wireless Telecommunication Services - 0.2%
737 GOGO Intermediate
Holdings LLC, Term Loan B
8.636% 3 Month LIBOR
+ SOFR90A
3.750% 4/30/28 B+ 732,730
Total Wireless Telecommunication Services 732,730
Total Variable Rate Senior Loan Interests (cost $27,788,517) 26,672,312
Principal
Amount (000) Description (1) ,(8) Coupon Maturity Ratings (2) Value
X 14,255,709 CONTINGENT CAPITAL SECURITIES - 4.8% (3.5% of Total Investments)
X 14,255,709
Banks - 4.5%
$ 1,100 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (4) Ba2 $ 998,250
1,980 Banco Mercantil del Norte SA/Grand Cayman, 144A 6.750% N/A (4) Ba2 1,878,103
1,000 Banco Santander SA , Reg S 7.500% N/A (4) Ba1 950,000
1,100 Banco Santander SA 4.750% N/A (4) Ba1 853,875
1,000 Bancolombia SA 4.625% 12/18/29 Ba3 840,000
1,475 Barclays PLC 8.000% N/A (4) BBB- 1,259,281
1,000 BNP Paribas SA, 144A 7.000% N/A (4) BBB 911,520
1,500 Danske Bank A/S , Reg S 4.375% N/A (4) BBB- 1,252,500
2,000 ING Groep NV 6.500% N/A (4) BBB 1,802,229
2,000 Macquarie Bank Ltd/London, 144A 6.125% N/A (4) BB+ 1,723,781
1,000 Societe Generale SA, 144A 8.000% N/A (4) BB 935,000
Total Banks 13,404,539
Capital Markets - 0.3%
1,500 Credit Suisse Group AG, 144A 9.750% N/A (4) C 75,000
1,050 Deutsche Bank AG 6.000% N/A (4) Ba2 776,170
Total Capital Markets 851,170
Total Contingent Capital Securities (cost $17,691,479) 14,255,709
Shares Description (1) Coupon Ratings (2) Value
X 3,695,270 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 1.3% (0.9% of Total Investments)
X 3,695,270
Banks - 0.1%
25,200 Western Alliance Bancorp 4.250% Ba1 $ 342,720
Total Banks 342,720
Insurance - 0.3%
35,000 American Equity Investment Life Holding Co 6.625% BB 872,550
Total Insurance 872,550
Oil, Gas & Consumable Fuels - 0.5%
60,000 NuStar Energy LP 11.943% B2 1,395,600
Total Oil, Gas & Consumable Fuels 1,395,600

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JGH
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Shares   Description (1) Coupon Ratings (2) Value
Trading Companies & Distributors - 0.4%
40,000 WESCO International Inc 10.625% B+ $ 1,084,400
Total Trading Companies & Distributors 1,084,400
Total $25 Par (or similar) Retail Preferred (cost $4,069,685) 3,695,270
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 647,115.00 ASSET-BACKED SECURITIES - 0.2% (0.2% of Total Investments)
X 647,115
$ 0 (9) CWABS Asset-Backed Certificates Trust 2007-4, 2007
4(10)
4.483% 4/25/47 AAA $ –
750 Industrial DPR Funding Ltd, 2022 1A, 144A 5.380% 4/15/34 BBB 647,115
Total Asset-Backed Securities (cost $750,001) 647,115
Shares Description (1) Value
X 517,315 COMMON STOCKS - 0.2% (0.1% of Total Investments)
X 517,315
Airlines - 0.2%
47,127 Grupo Aeromexico SAB de CV (11) $ 509,976
Total Airlines 509,976
Semiconductors & Semiconductor Equipment - 0.0%
717 Bright Bidco BV (11),(12) 7,339
Total Semiconductors & Semiconductor Equipment 7,339
Total Common Stocks (cost $885,858) 517,315
Total Long-Term Investments (cost $458,424,518) 398,512,446
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.5% (2.5% of Total Investments)
10,307,884 REPURCHASE AGREEMENTS - 3.5% (2.5% of Total Investments)
X 10,307,884
$ 10,308 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$10,309,121, collateralized by $10,891,700, U.S.
Treasury Note, 2.250%, due 11/15/25, value
$10,514,063
1.440% 4/03/23 $ 10,307,884
Total Repurchase Agreements (cost $10,307,884) 10,307,884
Total Short-Term Investments (cost $10,307,884) 10,307,884
Total Investments (cost $ 468,732,402 ) - 138 .6% 408,820,330
Borrowings - (40.4)% (13),(14) (119,000,000)
Other Assets & Liabilities, Net -  1.8%(15) 5,070,240
Net Assets Applicable to Common Shares - 100% $ 294,890,570
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (16)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 87,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 3,606,677 $ 3,606,677

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 281,015,495 $ – $ 281,015,495
Sovereign Debt – 44,748,036 – 44,748,036
$1,000 Par (or similar) Institutional
Preferred – 26,961,194 – 26,961,194
Variable Rate Senior Loan Interests – 26,672,312 – 26,672,312
Contingent Capital Securities – 14,255,709 – 14,255,709
$25 Par (or similar) Retail Preferred 3,695,270 – – 3,695,270
Asset-Backed Securities – 647,115 – 647,115
Common Stocks – 509,976 7,339 517,315
Short-Term Investments:
Repurchase Agreements – 10,307,884 – 10,307,884
Investments in Derivatives:
Interest Rate Swaps* – 3,606,677 – 3,606,677
Total
$ 3,695,270 $ 408,724,398 $ 7,339 $ 412,427,007
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, thatrating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designatedN/R are not rated by Moody’s, S&P or Fitch.
(3) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4) Perpetual security. Maturity date is not applicable.
(5) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(8) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(9) Principal Amount (000) rounds to less than $1,000.
(10) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) For fair value measurement disclosure purposes, investment classified as Level 3.
(13) Borrowings as a percentage of Total Investments is 29.1%.
(14) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JGH
(15) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(16) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.